Schedule H, Line 4i -- Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i -- Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

Name of Plan Sponsor:	Ingredion Incorporated
Employer identification number:	22-3514823
Three-digit plan number:	004

(a)	(b)	(c)	(d)	(e)
Description of Investment Including
	Identify of Issue, Borrower, Lessor, or	Maturity Date, Rate of Interest,		Current
	Similar Party	Collateral, Par of Maturity Value	Cost	Value

*	Notes receivable from participants	Notes bearing interest at rates ranging from 4.25% to 9.50%, and maturing through to 2041	#	$7,118,307
$7,118,307

*	Denotes a party in interest to the Plan.
#	All investments are participant-directed; therefore, historical cost information is not required.